Segment Reporting (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Net revenues	$ 1,340,028	$ 1,399,313	$ 1,418,379
Income (loss) from operations	229,506	225,424	238,404
Accretion of discount to the relinquishment liability	(4,974)	(8,248)	(11,366)
Capital expenditures incurred	66,053	43,642	46,477
Interest income	6,271	4,492	2,732
Total assets	2,136,150	2,236,146
Interest expense, net of capitalized interest	(170,150)	(146,057)	(117,710)
Loss on early exchange of debt and write-off of debt issuance costs	(11,516)	(14,326)	0
Other expense, net	(1,595)	(44)	(217)
Net income (loss)	47,542	61,241	111,843
Loss attributable to non-controlling interests	2,784	2,019	2,134
Net income attributable to Mohegan Tribal Gaming Authority	50,326	63,260	113,977
Mohegan Sun
Segment Reporting Information [Line Items]
Net revenues	1,042,078	1,084,017	1,115,326
Income (loss) from operations	212,680	199,358	223,777
Capital expenditures incurred	27,652	36,542	41,325
Total assets	1,425,152	1,484,369
Mohegan Sun at Pocono Downs
Segment Reporting Information [Line Items]
Net revenues	296,648	314,999	303,053
Income (loss) from operations	43,763	43,296	31,491
Capital expenditures incurred	4,673	3,543	5,152
Total assets	558,700	570,078
Corporate and other
Segment Reporting Information [Line Items]
Net revenues	1,302	297	0
Income (loss) from operations	(26,937)	(17,230)	(16,864)
Capital expenditures incurred	33,728	3,557	0
Total assets	$ 152,298	$ 181,699